Interest-Bearing Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Interest Bearing Deposits [Abstract]
Summary of Interest - Bearing Deposits

Interest-bearing deposits on December 31 were as follows:

(Dollars in thousands)	2020	2019
Demand	$243,467	$161,838
Savings	252,712	196,367
Time deposits:
In excess of $250,000	23,378	23,034
Other	99,954	104,527
Total interest-bearing deposits	$619,511	$485,766

Stated Maturities of Time Deposits	On December 31, 2020, stated maturities of time deposits were as follows:
(Dollars in thousands)
2021	77,397
2022	33,980
2023	9,650
2024	954
2025	1,351
Total	$123,332